Trade and other receivables - Schedule of receivables by geographical area (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	£ 6,429	£ 4,332
Accrued income	1,083	885
Trade receivables and accrued income, net	3,555	2,827
UK
Disclosure of financial assets [line items]
Trade receivables and accrued income, net	775	496
US
Disclosure of financial assets [line items]
Trade receivables and accrued income, net	2,780	2,331
Gross carrying amount
Disclosure of financial assets [line items]
Accrued income	1,083	885
Gross carrying amount | UK
Disclosure of financial assets [line items]
Accrued income	513	337
Gross carrying amount | US
Disclosure of financial assets [line items]
Accrued income	570	548
Trade receivables | Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	3,050	2,501
Trade receivables | Gross carrying amount | UK
Disclosure of financial assets [line items]
Trade receivables	265	162
Trade receivables | Gross carrying amount | US
Disclosure of financial assets [line items]
Trade receivables	2,785	2,339
Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Trade receivables	(578)	(559)	£ (560)
Trade receivables | Accumulated impairment | UK
Disclosure of financial assets [line items]
Trade receivables	(3)	(3)
Trade receivables | Accumulated impairment | US
Disclosure of financial assets [line items]
Trade receivables	£ (575)	£ (556)